Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at May. 31, 2022	$ 0	$ 1,621	$ 10,221,891	$ (15,878,189)	$ (5,654,677)
Beginning balance, shares at May. 31, 2022	200	16,189,732
Common stock issued for conversion of debt		$ 7,375	140,132		147,507
Common stock issued for conversion of debt, shares		73,753,000
Investment in Acquisition		$ 66,667	4,133,333		4,200,000
Investment in Acquisition, shares		666,666,668
Round up of shares from reverse stock split
Round up of shares from reverse stock split, shares		2,600
Net loss				1,180,159	1,180,159
Ending balance, value at May. 31, 2023	$ 0	$ 75,663	14,495,356	(14,698,030)	(127,011)
Ending balance, shares at May. 31, 2023	200	756,612,000
Common stock issued for conversion of debt		$ 226,548	123,924		350,472
Common stock issued for conversion of debt, shares		2,265,475,967
Common stock issued for services		$ 18,500	84,200		102,700
Common stock issued for services, shares		185,000,000
Common stock issued for Standby Equity Agreement		$ 11,844	43,887		55,731
Common stock issued for Standby Equity Agreement, shares		118,443,135
Net loss				(165,456)	(165,456)
Ending balance, value at May. 31, 2024	$ 0	$ 332,555	$ 14,747,367	$ (14,863,486)	$ 216,436
Ending balance, shares at May. 31, 2024	200	3,325,531,102